Other Comprehensive Income, Summary of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ 5,295	$ (1,824)	$ 1,136
Net unrealized gains (losses) arising during the period, Tax effect	(1,307)	449	(278)
Net unrealized gains (losses) arising during the period, Net of tax	3,988	(1,375)	858
Reclassification of net (gains) losses to net income, Before tax	636	1,437	549
Reclassification of net (gains) losses to net income, Tax effect	(156)	(354)	(136)
Reclassification of net (gains) losses to net income, Net of tax	480	1,083	413
Net change, Before tax	5,931	(387)	1,685
Net change, Tax effect	(1,463)	95	(414)
Net change, Net of tax	4,468	(292)	1,271
Cash Flow Hedges:
Net change, Before tax	1,245	(356)	545
Net change, Tax effect	(308)	88	(134)
Net change, Net of tax	937	(268)	411
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	(1)	99	(22)
Net actuarial and prior service gains (losses) arising during the period, Tax effect	0	(24)	5
Net actuarial and prior service gains (losses) arising during the period, Net of tax	(1)	75	(17)
Reclassification of amounts to noninterest expense, Before tax	102	109	109
Reclassification of amounts to noninterest expense, Tax effect	(24)	(24)	(24)
Reclassification of amounts to noninterest expense, Net of tax	78	85	85
Net change, Before tax	101	208	87
Net change, Tax effect	(24)	(48)	(19)
Net change, Net of tax	77	160	68
Debit valuation adjustment (DVA):
Net unrealized gains (losses) arising during period, Before tax	(83)	(40)	(38)
Net unrealized gains (losses) arising during period, Tax effect	20	9	9
Net unrealized gains (losses) arising during period, Net of tax	(63)	(31)	(29)
Reclassification of net (gains) losses to net income, Before tax	1	0	0
Reclassification of net (gains) losses to net income, Tax effect	0	0	0
Reclassification of net (gains) losses to net income, Net of tax	1	0	0
Net change, Before tax	(82)	(40)	(38)
Net change, Tax effect	20	9	9
Net change, net of tax	(62)	(31)	(29)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	84	(163)	65
Net unrealized gains (losses) arising during the period, Tax effect	(1)	(2)	(2)
Net unrealized gains (losses) arising during the period, Net of tax	83	(165)	63
Reclassification of net (gains) losses to net income, Before tax	0	0	0
Reclassification of net (gains) losses to net income, Tax	0	0	0
Reclassification of net (gains) losses to net income, Net of Tax	0	0	0
Net change, Before tax	84	(163)	65
Net change, Tax effect	(1)	(2)	(2)
Net change, Net of tax	83	(165)	63
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), Before tax	7,279	(738)	2,344
Other comprehensive income (loss), Tax effect	(1,776)	142	(560)
Other comprehensive income (loss), net of tax	5,503	(596)	1,784
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), net of tax	0	0	2
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), net of tax	5,503	(596)	1,782
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components, Before tax	22	20	22
Change in fair value of excluded components, Tax	(6)	(5)	(6)
Change in fair value of excluded components, Net of tax	16	15	16
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period, Before Tax	602	(1,223)	(201)
Net unrealized gains (losses) arising during the period, Tax	(149)	302	50
Net unrealized gains (losses) arising during the period, Net of Tax	453	(921)	(151)
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	621	847	724
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(153)	(209)	(178)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	$ 468	$ 638	$ 546